Revenue - Schedule of Revenue From Sale of Commercial Products (Detail) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of operating segments [line items]
Revenue from commercial products	€ 240,853	€ 96,028
YORVIPATH [member]
Disclosure of operating segments [line items]
Revenue from commercial products	196,896	44,688
SKYTROFA [member]
Disclosure of operating segments [line items]
Revenue from commercial products	€ 43,957	€ 51,340